Quarterly Holdings Report
for
Fidelity® Fundamental Large Cap Core ETF
April 30, 2024
OTF-NPRT3-0624
1.9897906.103
Common Stocks - 98.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.3%
Entertainment - 0.6%
Netflix, Inc. (a)	1,968	1,083,660
Universal Music Group NV	21,713	641,868
		1,725,528
Interactive Media & Services - 7.2%
Alphabet, Inc. Class A	51,580	8,396,192
Meta Platforms, Inc. Class A	25,951	11,163,342
		19,559,534
Media - 1.5%
Comcast Corp. Class A	103,456	3,942,708
TOTAL COMMUNICATION SERVICES		25,227,770
CONSUMER DISCRETIONARY - 6.4%
Broadline Retail - 3.1%
Amazon.com, Inc. (a)	46,574	8,150,450
MercadoLibre, Inc. (a)	268	390,932
		8,541,382
Hotels, Restaurants & Leisure - 1.1%
Airbnb, Inc. Class A (a)	6,337	1,004,858
Hilton Worldwide Holdings, Inc.	6,533	1,288,830
Marriott International, Inc. Class A	2,597	613,230
		2,906,918
Specialty Retail - 2.2%
Dick's Sporting Goods, Inc.	2,794	561,426
Lowe's Companies, Inc.	11,879	2,708,293
TJX Companies, Inc.	12,566	1,182,335
Williams-Sonoma, Inc.	5,088	1,459,137
		5,911,191
TOTAL CONSUMER DISCRETIONARY		17,359,491
CONSUMER STAPLES - 3.9%
Beverages - 2.0%
Diageo PLC	11,816	409,794
Keurig Dr. Pepper, Inc.	73,258	2,468,795
The Coca-Cola Co.	39,795	2,458,137
		5,336,726
Consumer Staples Distribution & Retail - 0.6%
Costco Wholesale Corp.	2,259	1,633,031
Personal Care Products - 1.3%
Haleon PLC	154,699	656,268
Kenvue, Inc.	153,056	2,880,514
		3,536,782
TOTAL CONSUMER STAPLES		10,506,539
ENERGY - 5.5%
Energy Equipment & Services - 0.1%
Tidewater, Inc. (a)	2,696	247,628
Oil, Gas & Consumable Fuels - 5.4%
Canadian Natural Resources Ltd.	32,441	2,459,677
Exxon Mobil Corp.	75,565	8,937,073
Shell PLC ADR	45,292	3,245,625
		14,642,375
TOTAL ENERGY		14,890,003
FINANCIALS - 12.8%
Banks - 7.3%
Bank of America Corp.	158,388	5,861,940
JPMorgan Chase & Co.	28,297	5,425,667
PNC Financial Services Group, Inc.	16,932	2,594,998
Wells Fargo & Co.	98,800	5,860,816
		19,743,421
Financial Services - 3.1%
Fiserv, Inc. (a)	22,746	3,472,632
Global Payments, Inc.	12,610	1,548,130
MasterCard, Inc. Class A	1,359	613,181
Visa, Inc. Class A	10,116	2,717,259
		8,351,202
Insurance - 2.4%
Arthur J. Gallagher & Co.	3,647	855,914
Chubb Ltd.	8,498	2,112,943
Marsh & McLennan Companies, Inc.	5,101	1,017,292
The Travelers Companies, Inc.	11,499	2,439,628
		6,425,777
TOTAL FINANCIALS		34,520,400
HEALTH CARE - 13.3%
Biotechnology - 0.7%
Regeneron Pharmaceuticals, Inc. (a)	2,257	2,010,220
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	49,217	3,537,226
Health Care Providers & Services - 5.2%
Cencora, Inc.	5,262	1,257,881
Cigna Group	11,610	4,145,234
CVS Health Corp.	36,901	2,498,567
Elevance Health, Inc.	3,781	1,998,561
Humana, Inc.	870	262,818
UnitedHealth Group, Inc.	8,102	3,918,937
		14,081,998
Life Sciences Tools & Services - 2.3%
Danaher Corp.	11,275	2,780,641
Thermo Fisher Scientific, Inc.	5,808	3,303,126
		6,083,767
Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	74,188	3,259,821
Eli Lilly & Co.	5,898	4,606,928
GSK PLC sponsored ADR	15,407	638,466
Novo Nordisk A/S Series B sponsored ADR	321	41,188
Sanofi SA sponsored ADR	31,688	1,560,000
		10,106,403
TOTAL HEALTH CARE		35,819,614
INDUSTRIALS - 12.1%
Aerospace & Defense - 3.1%
General Electric Co.	26,123	4,227,224
Northrop Grumman Corp.	1,637	793,994
Spirit AeroSystems Holdings, Inc. Class A (a)	24,110	771,520
The Boeing Co. (a)	14,431	2,422,099
		8,214,837
Air Freight & Logistics - 1.6%
FedEx Corp.	6,593	1,725,916
United Parcel Service, Inc. Class B	17,371	2,561,875
		4,287,791
Construction & Engineering - 0.5%
Quanta Services, Inc.	4,699	1,214,973
Electrical Equipment - 2.6%
Eaton Corp. PLC	9,576	3,047,658
GE Vernova LLC	9,211	1,415,823
Vertiv Holdings Co.	26,979	2,509,047
		6,972,528
Ground Transportation - 1.3%
Knight-Swift Transportation Holdings, Inc. Class A	33,723	1,559,014
Uber Technologies, Inc. (a)	29,550	1,958,279
		3,517,293
Machinery - 1.5%
Allison Transmission Holdings, Inc.	18,179	1,337,065
Ingersoll Rand, Inc.	13,233	1,234,904
Parker Hannifin Corp.	2,854	1,555,173
		4,127,142
Professional Services - 0.3%
KBR, Inc.	13,281	862,468
Trading Companies & Distributors - 1.2%
United Rentals, Inc.	3,333	2,226,411
Watsco, Inc.	2,479	1,109,898
		3,336,309
TOTAL INDUSTRIALS		32,533,341
INFORMATION TECHNOLOGY - 27.4%
Communications Equipment - 1.1%
Cisco Systems, Inc.	63,199	2,969,089
Electronic Equipment, Instruments & Components - 1.6%
Amphenol Corp. Class A	16,869	2,037,269
Jabil, Inc.	18,902	2,218,339
		4,255,608
IT Services - 0.9%
Amdocs Ltd.	27,773	2,332,654
Semiconductors & Semiconductor Equipment - 10.2%
ASML Holding NV (depository receipt)	1,836	1,601,855
Broadcom, Inc.	3,142	4,085,448
Marvell Technology, Inc.	1,199	79,026
Micron Technology, Inc.	30,089	3,398,853
NVIDIA Corp.	17,391	15,026,172
NXP Semiconductors NV	4,074	1,043,718
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	17,111	2,350,025
		27,585,097
Software - 10.3%
Intuit, Inc.	5,009	3,133,731
Microsoft Corp.	51,898	20,205,442
Oracle Corp.	15,525	1,765,969
SAP SE sponsored ADR	15,299	2,772,332
		27,877,474
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	51,624	8,793,116
TOTAL INFORMATION TECHNOLOGY		73,813,038
MATERIALS - 3.0%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	3,164	747,780
Linde PLC	950	418,912
Westlake Corp.	15,664	2,308,247
		3,474,939
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	1,825	1,071,403
Metals & Mining - 1.3%
First Quantum Minerals Ltd.	34,012	431,867
Freeport-McMoRan, Inc.	25,261	1,261,534
Glencore PLC	283,050	1,654,185
Ivanhoe Mines Ltd. (a)	19,707	267,121
		3,614,707
TOTAL MATERIALS		8,161,049
REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Crown Castle, Inc.	6,736	631,702
Simon Property Group, Inc.	19,551	2,747,502
		3,379,204
UTILITIES - 3.8%
Electric Utilities - 3.8%
Constellation Energy Corp.	12,499	2,324,064
Edison International	46,054	3,272,597
Southern Co.	61,851	4,546,049
		10,142,710
TOTAL COMMON STOCKS (Cost $234,055,315)		266,353,159

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $3,450,148)	3,449,458	3,450,148

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $237,505,463)	269,803,307
NET OTHER ASSETS (LIABILITIES) - 0.0%	53,045
NET ASSETS - 100.0%	269,856,352

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	67,807,926	64,357,765	28,187	(13)	-	3,450,148	0.0%
Total	-	67,807,926	64,357,765	28,187	(13)	-	3,450,148

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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